Shareholder Fees - Share class	May 29, 2025 USD ($)
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0